Commitment and Contingencies (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Product Liability Contingency [Line Items]
Debt interest rate			6.00%	6.00%
Revenues	$ 24,000	$ 1,000	$ 53,000	$ 40,000
Advance royalties	1,600,000		1,600,000
Royalty expense	30,000,000		30,000,000
Mr. Booth [Member]
Product Liability Contingency [Line Items]
Royalty expense	$ 30,000,000		$ 30,000,000
Percentage of consideration received	0.30%		0.30%
Strategic transaction consideration	$ 100,000,000		$ 100,000,000
Royalty percentage	0.25%		0.25%
Minimum [Member] | Mr. Booth [Member]
Product Liability Contingency [Line Items]
Percentage of consideration received	0.20%		0.20%
Strategic transaction consideration	$ 50,000,000		$ 50,000,000
Maximum [Member] | Mr. Booth [Member]
Product Liability Contingency [Line Items]
Percentage of consideration received	0.40%		0.40%
Strategic transaction consideration	$ 150,000,000		$ 150,000,000
Seller [Member] | Revenue from Contract with Customer Benchmark [Member] | Customer Concentration Risk [Member]
Product Liability Contingency [Line Items]
Concentration risk, percentage	8.00%		8.00%
License [Member]
Product Liability Contingency [Line Items]
Revenues	$ 1,600,000		$ 1,600,000
Percentage of consideration received	7.60%		7.60%
License [Member] | Mr. Booth [Member]
Product Liability Contingency [Line Items]
Percentage of consideration received	0.40%		0.40%
Product [Member] | Revenue from Contract with Customer Benchmark [Member] | Customer Concentration Risk [Member]
Product Liability Contingency [Line Items]
Concentration risk, percentage	4.75%		4.75%
DisperSolar LLC [Member]
Product Liability Contingency [Line Items]
Percentage of consideration received			5.70%
Strategic transaction consideration			$ 100,000,000
DisperSolar LLC [Member] | Minimum [Member]
Product Liability Contingency [Line Items]
Percentage of consideration received			3.80%
Strategic transaction consideration			$ 50,000,000
DisperSolar LLC [Member] | Maximum [Member]
Product Liability Contingency [Line Items]
Percentage of consideration received			7.60%
Strategic transaction consideration			$ 150,000,000
DisperSolar LLC [Member] | Earnout Payments [Member]
Product Liability Contingency [Line Items]
Earnout payments, description	earnout payments of $800,000 payable on the on-going basis at a rate of 50% of gross margin and/or license revenue from the date of the first commercial sale of a covered product or the first receipt by the Company of license revenue,		earnout payments of $800,000 payable on the on-going basis at a rate of 50% of gross margin and/or license revenue from the date of the first commercial sale of a covered product or the first receipt by the Company of license revenue
Payments to acquire intangible assets	$ 800,000		$ 800,000
Strategic Transaction Consideration [Member]
Product Liability Contingency [Line Items]
Percentage of consideration received	5.70%
Strategic transaction consideration	$ 100,000,000
Strategic Transaction Consideration [Member] | Minimum [Member]
Product Liability Contingency [Line Items]
Percentage of consideration received	3.80%
Strategic transaction consideration	$ 50,000,000
Strategic Transaction Consideration [Member] | Maximum [Member]
Product Liability Contingency [Line Items]
Percentage of consideration received	7.60%
Strategic transaction consideration	$ 150,000,000